Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Loss Per Common Share Computation

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2014	2013	2012
Net loss	$(29,808)	$(9,943)	$(50,491)

Net loss available to common shareholders	$(29,808)	$(9,943)	$(50,491)

Average common shares outstanding	17,830,018	17,283,162	17,187,742
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	17,830,018	17,283,162	17,187,742

Loss per share – basic(1)	$(1.67)	$(0.58)	$(2.94)
Loss per share – diluted(1)	$(1.67)	$(0.58)	$(2.94)

(1)	Prior period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.